PRINCIPAL ACCOUNTING POLICIES - Foreign currencies and land use rights (Details)	12 Months Ended
Dec. 31, 2015 ¥ / $
PRINCIPAL ACCOUNTING POLICIES
RMB/USD exchange rate used in translation	0.1544
Minimum
Use right years	3 years
Maximum
Use right years	10 years
Land use right | Minimum
Use right years	40 years
Land use right | Maximum
Use right years	50 years